3. Investment in Bonanza Project	12 Months Ended
Dec. 31, 2020
Notes
3. Investment in Bonanza Project

3. Investment in Bonanza Project

On April 1, 2019, the Company entered into an option agreement (the “Agreement”) with Goldrock Resources Inc. (“Goldrock”), a non-related party incorporated in the state of Nevada, for a 40% interest in the Bonanza Project. Under the terms of the Agreement, the Company would earn its 40% interest by: (i) paying Goldrock $310,000 for funding of the project on the closing date of the agreement (paid); (ii) paying $500,000 for additional funding within 3 months of the closing date of the agreement (paid); and (iii) paying $2,750,000 of additional funding within 6 months of the closing date of the agreement. As at December 31, 2020, the Company has invested $2,960,000 (2019 - $810,000) as part of the Agreement. Refer to Note 9.

On December 10, 2020, the Company was issued 4,000 shares of Bonanza Mining Company ("Bonanza"), which entitled the Company to a 40% interest in the Bonanza Project and significant influence in Bonanza. The Company has recorded its investment in Bonanza in accordance with ASC 323-10, Investments – Equity Method and Joint Ventures:

$

Balance, December 31, 2017 and 2018	-
Cash investment	810,000

Balance, December 31, 2019	810,000
Cash investments	2,150,000
Proportionate net loss from December 10, 2020 to December 31, 2020	(85,028)

Balance, December 31, 2020	2,874,972